Investments in Noncontrolled Entity (Details) $ / shares in Units, $ / shares in Units, $ in Millions									3 Months Ended	12 Months Ended
	Dec. 29, 2021 USD ($) $ / shares	Sep. 07, 2021 USD ($) launch	Sep. 03, 2021 USD ($)	May 12, 2021 USD ($) $ / shares shares	Apr. 20, 2021 $ / shares shares	Feb. 16, 2021 USD ($) shares	Feb. 16, 2021 AUD ($) $ / shares shares	Oct. 23, 2020 AUD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Sale of stock price per share (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 100.0
Sale of stock, number of launches | launch		5
Contract with customer, liability, noncurrent									$ 23,303,000	$ 28,991,000	$ 23,520,000
Sky And Space Global Limited
Schedule of Equity Method Investments [Line Items]
Promotional fees receivable, annual amount								$ 1.0
Promotional fees receivable, term of contract								3 years
Referral fee payable per launch								$ 0.1
Sale of stock, number of shares issued in transaction (in shares) | shares						11,000,000	11,000,000
Sale of stock price per share (in dollars per share) | $ / shares							$ 0.20
Aggregate purchase price						$ 1,700,000	$ 2.2
Equity method investment, ownership percentage							14.70%
Minimum ownership for maintaining seat on board of directors (in shares) | shares										1,000,000
Unrealized gain (loss) on investments										$ 1,700,000
Unrealized loss on hedged item in fair value hedge										200,000
Sale and issuance (in shares) | shares					7,000,000
Option strike price (in dollars per share) | $ / shares					$ 400,000
Other income, net										1,200,000
Arqit Limited
Schedule of Equity Method Investments [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				500,000
Sale of stock price per share (in dollars per share) | $ / shares				$ 10.00
Aggregate purchase price			$ 5,000,000	$ 5,000,000						5,000,000
Unrealized gain (loss) on investments									(4,200,000)	6,900,000
Launch service agreement, deposit		$ 5,000,000
Launch service agreement, deposit applied per launch		$ 1,000,000
Contract with customer, liability, noncurrent									$ 5,000,000	$ 5,000,000